Disclosure - 9. Commitments (Tables)	12 Months Ended
Nov. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Share based commitments
Recipient	Total	Vested	Shares due at November 30, 2014

Rupert Ireland	3,000,000	-	3,000,000
Steven Plumb	1,000,000	500,000	500,000
Daniel Ferris	1,500,000	-	1,500,000
Brett Murray	2,000,000	125,000	1,875,000
Robert Benson	100,000	50,000	50,000
	7,600,000	675,000	6,925,000